Note 3 - Goodwill and Intangible Assets - Symon (Details) - Intangible Assets - Symon (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 39,801,000	$ 12,085,224	$ 12,079,968	$ 12,091,776
Accumulated Amortization	(2,651,329)	(11,400,781)	(10,815,966)	(9,947,590)
Net Carrying Amount	37,149,671	684,443	1,264,002	2,144,186
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	5 years	5 years	5 years	5 years
Gross Carrying Amount	9,607,000	6,430,000	6,430,000	6,430,000
Accumulated Amortization	(860,148)	(6,430,000)	(6,408,510)	(6,302,510)
Net Carrying Amount	8,746,852		21,490	127,490
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	7 years	8 years	8 years	8 years
Gross Carrying Amount	17,276,000	4,921,204	4,916,569	4,926,983
Accumulated Amortization	(1,012,788)	(4,399,984)	(3,912,070)	(3,255,537)
Net Carrying Amount	16,263,212	521,220	1,004,499	1,671,446
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years		7 years	7 years	7 years
Gross Carrying Amount		463,068	462,776	463,432
Accumulated Amortization		(299,845)	(246,998)	(194,836)
Net Carrying Amount		163,223	215,778	268,596
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	4 years	5 years	5 years	5 years
Gross Carrying Amount	1,600,000	270,952	270,623	271,361
Accumulated Amortization	(187,808)	(270,952)	(248,388)	(194,707)
Net Carrying Amount	$ 1,412,192		$ 22,235	$ 76,654